Accounts Receivable, Net (Details) - Schedule of accounts receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	$ 5,468,911	$ 5,567,629
Allowance		(2,999)
Net	5,468,911	5,564,630
Curent [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	5,073,178	5,235,436
Allowance
Net	5,073,178	5,235,436
Not later than one month [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	250,408	247,109
Allowance
Net	250,408	247,109
Later than one month and not later than two months [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	103,581	74,014
Allowance
Net	103,581	74,014
Later than two months and not later than three months [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	14,891	3,690
Allowance		(184)
Net	14,891	3,506
Later than three months [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivables [Line Items]
Gross carrying amount	26,853	7,380
Allowance		(2,815)
Net	$ 26,853	$ 4,565